Long-term debt - Narrative (Details) - USD ($)					12 Months Ended
	Nov. 28, 2019	Oct. 09, 2018	Mar. 24, 2017	Jan. 11, 2016	Dec. 31, 2019	Dec. 31, 2018	Feb. 28, 2019	Dec. 20, 2017
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 48,879,000	$ 55,310,000
Restricted cash					$ 2,279,000	5,095,000
Senior revolving financing facility
Debt Instrument [Line Items]
Basis spread on variable rate debt			3.25%		30.00%
Principal prepayment					$ 4,735,000
Convertible debt | Convertible unsecured notes due June 1, 2021
Debt Instrument [Line Items]
Interest rate (percent)				9.00%
Convertible debt, stock price trigger (in dollars per share)				$ 2.17
Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 1,632,000
Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations						$ 1,516,000
Minimum
Debt Instrument [Line Items]
Finance lease rate					1.30%
Minimum | Capital lease obligations
Debt Instrument [Line Items]
Interest rate						1.30%
Capital lease term					3 years
Minimum | Capital lease obligations | Other bank financing
Debt Instrument [Line Items]
Interest rate					0.75%
Maximum
Debt Instrument [Line Items]
Finance lease rate					12.00%
Maximum | Capital lease obligations
Debt Instrument [Line Items]
Interest rate						12.00%
Capital lease term					5 years
Maximum | Capital lease obligations | Other bank financing
Debt Instrument [Line Items]
Interest rate					3.80%
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations					$ 22,207,000	$ 24,023,000
Secured Debt | EDC Loan
Debt Instrument [Line Items]
Long-term debt								$ 20,000,000
Debt issuance costs								$ 1,013,000
Interest rate (percent)					6.00%		9.00%
Debt and capital lease obligations					$ 13,269,000	16,860,000
Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					5,569,000	$ 7,163,000
Pledge securing debt					1,671,000
Secured Debt | Second UniCredit Loan
Debt Instrument [Line Items]
Debt and capital lease obligations					3,369,000
Pledge securing debt					$ 1,011,000
Euribor | Secured Debt | UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt		2.30%
Euribor | Secured Debt | Second UniCredit Loan
Debt Instrument [Line Items]
Basis spread on variable rate debt	1.80%